Document and Entity Information	Jan. 09, 2026
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001327273
Document Type	8-K
Document Period End Date	Jan. 09, 2026
Entity Registrant Name	Lyra Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39273
Entity Tax Identification Number	84-1700838
Entity Address, Address Line One	480 Arsenal Way
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	617
Local Phone Number	393-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 ] value per share
Trading Symbol	LYRA
Entity Emerging Growth Company	false